LONG-TERM INVESTMENTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Oct. 31, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Impairment of equity investments without readily determinable fair values			¥ 14,390	¥ 4,000
A company providing mechanic training
LONG-TERM INVESTMENTS
Payment to acquire cost method investment		¥ 12,000
Equity investment , cost method percentage		2.86%
Impairment of equity investments without readily determinable fair values			10,018	0	¥ 0
Other equity investments without readily determinable fair values
LONG-TERM INVESTMENTS
Impairment of equity investments without readily determinable fair values			4,372	4,000	0
A company providing Internet product solutions
LONG-TERM INVESTMENTS
Equity investment percentage	20.00%
Impairment of equity investments without readily determinable fair values			¥ 8,824	¥ 0	¥ 0
Payment to acquire investment	¥ 14,000